May 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

Re:                             Commonwealth Annuity and Life Insurance Company

Separate Account VA-K of Commonwealth Annuity & Life Insurance Co. (“Registrant”)

File Nos. 033-39702; 811-06293

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statement of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 20, 2021.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1521.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Associate, Legal